Cover	Oct. 29, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2019
Entity File Number	1-6571
Entity Registrant Name	Merck & Co., Inc.
Entity Central Index Key	0000310158
Entity Tax Identification Number	22-1918501
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	2000 Galloping Hill Road
Entity Address, City or Town	Kenilworth
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07033
City Area Code	908
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
1.125% Notes due 2021
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	MRK/21
Security Exchange Name	NYSE
0.500% Notes due 2024
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	MRK 24
Security Exchange Name	NYSE
1.875% Notes due 2026
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
2.500% Notes due 2034
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
1.375% Notes due 2036
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.375% Notes due 2036
Trading Symbol	MRK 36A
Security Exchange Name	NYSE